Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Notes Payable
10.	Notes Payable

Note Payable

In January 2025, the Company entered into an insurance premium financing agreement and borrowed a total principal amount of $553. The note bore an annual interest rate of 7.74% and matured in September 2025. The interest expense on the note amounted to $21 for the nine months ended September 30, 2025. The note was paid in full prior to September 30, 2025.

Notes Payable – Related Parties

Promissory Note with ABI

On October 18, 2023, the Company entered into a promissory note agreement with ABI, a significant investor in the Company, to receive up to $6,000. The promissory note accrued interest at a rate of 5% per annum on the principal amount of each installment from the installment funding date until the maturity date and at a rate of 7% per annum after the maturity date if any amounts then remain outstanding. The “Maturity Date” was defined in the agreement as the earlier of (i) eighteen months from the funding date and (ii) the successful closing of the Merger. On August 22, 2024, ACAB entered into the Abpro Bio Subscription Agreement (see Note 3) with ABI, pursuant to which ABI purchased 20,749 shares of the Company’s common stock, concurrently with the closing of the Merger at a price of $300.00 per share, for an aggregate purchase price of $6,225, of which $4,225 was paid through the conversion of the balance due by the Company to ABI under the promissory note agreement and the remainder of $2,000 in cash. In addition, ABI received an aggregate of 41,498 Incentive Shares.

On October 7, 2024, the Company entered into an additional promissory note with ABI (“the 2024 ABI Note”) to receive up to $1,000 from ABI in weekly installments of $250. The note accrued 10% interest and had a maturity date 5 business days after receipt of the proceeds under the PIPE Financing (see Note 3). The Company received $1,000 under this note through the Closing Date, and the balance of $1,000 was repaid at the Closing from the PIPE Financing proceeds.

As of both September 30, 2025 and December 31, 2024, the outstanding principal balances under the promissory notes with ABI was $0. During both the three and nine months ended September 30, 2025, the Company recorded $0 of interest expense on these promissory notes with ABI. During the three and nine months ended September 30, 2024, the Company recorded $53 and $142, respectively, of interest expense on these promissory notes with ABI. As of both September 30, 2025 and December 31, 2024, accrued interest totaling $191 was included in accrued expenses in the condensed consolidated balance sheets.

Promissory Notes with Executive and Director

On December 29, 2023, the Company issued promissory notes to one of its executives and one of its directors, in the principal amount of $176 and $124, respectively, for deferred bonuses. Amounts under the promissory notes plus accrued interest are due and payable on the earlier of (i) the closing of the Merger and (ii) June 29, 2025. These promissory notes accrued interest at 5% per annum until the maturity date and 7% thereafter. At the Closing Date, the Company paid $150 towards these promissory notes. As of both September 30, 2025 and December 31, 2024, $150 of principal was outstanding. Interest expense on these promissory notes totaled $2 and $6 for the three and nine months ended September 30, 2025, respectively, included in interest expense in the condensed consolidated statement of operations. Interest expense on these promissory notes totaled $4 and $11 for the three and nine months ended September 30, 2024, respectively, included in interest expense in the condensed consolidated statement of operations. Accrued interest on these promissory notes totaled $20 and $14 as of September 30, 2025 and December 31, 2024, respectively, included in accrued expenses in the condensed consolidated balance sheets.

On April 18, 2024, the Company entered into a separate promissory note agreement with the same executive to receive, as amended, up to $2,158 in funding. During the year ended December 31, 2024, the Company received $1,997 from the executive under this agreement. These advances accrued interest at 7.5% per annum through the maturity date and at 9.5% per annum after the maturity date if any amounts then remain outstanding. All advances, plus accrued interest, were due and payable on the earlier of (i) the closing of the Merger and (ii) November 20, 2024. At the Closing, the outstanding promissory notes of $1,997 were converted into 20,000 newly issued common stock shares. Accrued interest on these promissory notes totaled $62 as of both September 30, 2025 and December 31, 2024, respectively, included in accrued expenses in the condensed consolidated balance sheets.

Pursuant to the terms of the promissory note from April 18, 2024, the Company agreed to cause to be issued to the executive a number of New Abpro stock options or warrants in an amount equal to the outstanding principal amount of such promissory note, subject to required approval by the New Abpro Board of Directors (“BOD”) and Compensation Committee and registration of such securities on Form S-8. On February 7, 2025, the Company issued 28,333 common stock warrants to the executive (the “Executive Warrants”). The Executive Warrants are exercisable at $99.90 per share and bear an expiration date of February 7, 2035. 14,166 of the Executive Warrants are exercisable on the issuance date, 6,667 warrants become exercisable on the one-year anniversary of the issuance date, and 7,500 warrants become exercisable on the two-year anniversary of the issuance date. The warrants were fair valued and immediately expensed at the issuance date as an additional interest expense related to the promissory note. The fair value of the Executive Warrants at the issuance date was determined using the Black-Scholes option pricing model based on the following assumptions: (a) fair value of common stock of $32.10 per share, (b) expected volatility of 90.00%, (c) dividend yield of 0%, (d) risk-free interest rate of 4.49%, and (e) expected life of 10 years. For the three and nine months ended September 30, 2025, the Company recognized $0 and $714, respectively, of additional interest expense related to the Executive Warrants.

Promissory Note with ACAB Executive

On August 16, 2024, an executive at ACAB agreed to loan Legacy Abpro $103 under a promissory note (the “ACAB Executive Note”). The ACAB Executive Note did not accrue interest and the Company agreed to repay a total of $206 at the earlier of i) November 20, 2024, and ii) the closing of the Merger.

On November 21, 2024, the ACAB Executive Note was amended to clarify that it should have been between Legacy Abpro as borrower and ACAB as lender. Pursuant to the Severance Agreement (see Note 15), the liability to the ACAB executive was cancelled. According to the terms of the amended note, Legacy Abpro was to repay the principal amount of $103. The amended note did not bear interest and was payable upon demand on or before December 31, 2024. The note balance has not been repaid and was eliminated in consolidation at September 30, 2025 and December 31, 2024.

12.	Notes Payable - Related Parties

Promissory Note with ABI

On October 18, 2023, the Company entered into a promissory note agreement with ABI, a significant investor in the Company, to receive up to $6,000. The promissory note accrues interest at a rate of 5% per annum on the principal amount of each installment from the installment funding date until the maturity date and at a rate of 7% per annum after the maturity date if any amounts then remain outstanding. The “Maturity Date” is defined in the agreement as the earlier of (i) eighteen months from the funding date and (ii) the successful closing of the Merger. On August 22, 2024, ACAB entered into the Abpro Bio Subscription Agreement (see Note 3) with ABI, pursuant to which ABI purchased 20,749 shares of the Company’s common stock, concurrently with the closing of the Merger at a price of $300.00 per share, for an aggregate purchase price of $6,225, of which $4,225 was paid through the conversion of the balance due by the Company to ABI under the promissory note agreement and the remainder of $2,000 in cash. In addition, ABI received an aggregate of 41,498 Incentive Shares.

On October 7, 2024, the Company entered into an additional promissory note with ABI (“the 2024 ABI Note”) to receive up to $1,000 from ABI in weekly installments of $250. The note accrued 10% interest and had a maturity date 5 business days after receipt of the proceeds under the PIPE Financing (see Note 3). The Company received $1,000 under this note through the Closing Date, and the balance of $1,000 was repaid at the Closing from the PIPE Financing proceeds.

As of December 31, 2024 and 2023, the outstanding principal balances under the promissory notes with ABI was $0 and $1,442, respectively. During the years ended December 31, 2024 and 2023, the Company recorded $186 and $5, respectively, of interest expense on these promissory notes with ABI. As of December 31, 2024 and 2023, accrued interest totaling $191 and $5, respectively, is included in accrued expenses in the consolidated balance sheets.

Promissory Notes with Executive and Director

On December 29, 2023, the Company issued promissory notes to one of its executives and one of its directors, in the principal amount of $176 and $124, respectively, for deferred bonuses. Amounts under the promissory notes plus accrued interest are due and payable on the earlier of (i) the closing of the Merger and (ii) June 29, 2025. These promissory notes accrue interest at 5% per annum until the maturity date and 7% thereafter. At the Closing Date, the Company paid $150 towards these promissory notes. As of December 31, 2024 and 2023, $147 and $300, respectively, of principal was outstanding. Accrued interest on these promissory notes totaled $14 and $0 as of December 31, 2024 and 2023, respectively, included in accrued expenses in the consolidated balance sheets.

On April 18, 2024, the Company entered into a separate promissory note agreement with the same executive to receive, as amended, up to $2,158 in funding. During the year ended December 31, 2024, the Company received $1,997 from the executive under this agreement. These advances accrued interest at 7.5% per annum through the maturity date and at 9.5% per annum after the maturity date if any amounts then remain outstanding. All advances, plus accrued interest, were due and payable on the earlier of (i) the closing of the Merger and (ii) November 20, 2024. At the Closing, the outstanding promissory notes of $1,997 were converted into 20,000 newly issued common stock shares. Accrued interest on these promissory notes totaled $62 and $0 as of December 31, 2024 and 2023, respectively, included in accrued expenses in the consolidated balance sheets.

Pursuant to the terms of the promissory note, the Company agreed to cause to be issued to the executive a number of New Abpro stock options or warrants in an amount equal to the outstanding principal amount of such promissory note, subject to required approval by the New Abpro Board of Directors and Compensation Committee and registration of such securities on Form S-8. On February 7, 2025, the Company issued 28,333 common stock warrants to an executive. The warrants are exercisable at $99.90 per share and bear an expiration date of February 7, 2035. The warrants are exercisable as follows: 14,166 warrants are exercisable on the issuance date, 6,667 warrants become exercisable on the one-year anniversary of the issuance date, and 7,500 warrants become exercisable on the two-year anniversary of the issuance date.

Promissory Note with ACAB Executive

On August 16, 2024, an executive at ACAB agreed to loan Legacy Abpro $103 under a promissory note (the “ACAB Executive Note”). The ACAB Executive Note did not accrue interest and the Company agreed to repay a total of $206 at the earlier of i) November 20, 2024, and ii) the closing of the Merger.

On November 21, 2024, the ACAB Executive Note was amended to clarify that it should have been for the benefit of ACAB. Pursuant to the Severance Agreement (see Note 17), the liability to the ACAB executive was cancelled. According to the terms of the amended note, Legacy Abpro was to repay the principal amount of $103. The note did not bear interest and was payable upon demand on or before December 31, 2024. The note balance was eliminated in consolidation at the Closing Date and December 31, 2024.